Related Party Transactions - Additional Information (Details) - USD ($)		2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Oct. 18, 2021	May 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023	Oct. 21, 2021
Related Party Transactions
Outstanding balance of related party loans			$ 981,460			$ 981,460
Proceeds from issuance of promissory note						981,460
Proceeds from related party						181,819
Debt instrument, maturity date								Feb. 15, 2023
Chief Executive Officer
Related Party Transactions
Debt instrument, face amount								$ 600,000
Debt instrument, interest rate during period								10.00%
Debt instrument, maturity date								Feb. 15, 2023
Debt instrument, convertible, conversion price								$ 0.01
Chief Executive Officer | Maximum
Related Party Transactions
Debt instrument, interest rate during period								12.00%
Sponsor
Related Party Transactions
Working capital		$ 1,000,000
Proceeds from related party						25,000		$ 25,000
Business Combination Agreement
Related Party Transactions
Consideration of sale of stock for business acquisition		$ 0
Business Combination Agreement | Maximum
Related Party Transactions
Founder shares granted		500,000
Promissory note with related party
Related Party Transactions
Proceeds from related party						181,819
Administrative service fee					$ 24,516			120,000
Unsecured Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			400,000			400,000					$ 400,000
Outstanding balance of related party loans			0		0	0		0	$ 0
Administrative support agreement
Related Party Transactions
Expenses per month	$ 10,000
Accrued administrative fee expense						81,356		21,356	$ 24,516
Administrative service fee			30,000	$ 90,000		30,000	$ 90,000
Administrative support agreement | Lawson Gow
Related Party Transactions
Administrative service fee paid					$ 100,000	100,000
Related party loans
Related Party Transactions
Outstanding balance of related party loans			0			0		0
Loan conversion agreement warrant			$ 1,000,000			$ 1,000,000		$ 1,000,000
Conversion of notes, units issued						100,000		100,000
Founder shares granted		$ 1,000,000
Related party loans | Working capital loans warrant
Related Party Transactions
Price of warrant			$ 10.00			$ 10.00		$ 10.00
Promissory Notes | Sponsor
Related Party Transactions
Working capital		$ 1,000,000
Founder shares granted		165,598
Duration of right to extend repayment		12 months
Proceeds from issuance of promissory note						$ 981,460
Proceeds from issuance of notes						$ 1,616,132
Multiple Lenders
Related Party Transactions
Founder shares granted										300,000
Multiple Lenders | Business Combination Agreement
Related Party Transactions
Founder shares granted										165,598